Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment)(Details) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 33,453
2018	35,139
2019	37,214
2020	39,553
2021	41,452
2022 - 2026	226,735
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	1,499
2018	1,549
2019	1,603
2020	1,663
2021	1,728
2022 - 2026	$ 9,625